Stock Incentive Plans (Details) - Schedule of operations and comprehensive loss - Operating Expenses [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Cost of revenues	$ 11		$ 11
Sales and marketing	538	104	796	202
Research and development	2,740	944	4,343	1,996
General and administrative	4,574	298	5,177	536
Total	$ 7,863	$ 1,346	$ 10,327	$ 2,734